Filed Pursuant to Rule 497(a)

File No. 333-178646

CĪON Interest

CION INVESTMENT CORPORATION A MIDDLE MARKET LOAN FUND STRUCTURED AS A BUSINESS DEVELOPMENT COMPANY Thank you for your interest in learn more about the offering, CION Investment Corporation. please To proceed button below to access the website. Proceed I Decline ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016.

CĪON Risks

An investment in our common stock involves a high degree of risk and may be considered speculative. You should carefully consider the information found in the “Risk Factors” section of our prospectus before deciding to invest in shares of our common stock. The following are some of the risks an investment in us involves: Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment. We are a non-diversified investment company within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore we are not limited with respect to the proportion of our assets that may be invested in securities of a single issuer. We are a new company and have no operating history and are subject to the business risks and uncertainties associated with any new business. We have not identified any specific investments that we will make with the proceeds from this offering, and you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock. As a result, our offering may be considered a "blind pool" offering. Economic activity in the U.S. was adversely impacted by the global financial crisis that began in 2007 and has yet to fully recover. In addition, the downgrade in the U.S. credit rating could materially adversely affect our business, financial condition and results of operations. A significant portion of our investment portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments. Unless we experience substantial net capital appreciation and realized gains, the purchase price in our periodic repurchase offers will be at a price lower than the price paid for your shares. The amount of any distributions we may make is uncertain. Our distributions may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we make may represent a return of capital to you for tax purposes that will lower your tax basis in your common stock and reduce the amount of funds we have for investments in targeted areas. If we internalize our management functions, your interest in us could be diluted, and we could incur other significant costs associated with being self-managed. CION Investment Management, LLC ("CIM"), our investment adviser, has no prior Regulated Investment Company ("RIC"). Therefore, CIM may not be able to successfully operate our business or achieve our investment objective. CIM and its affiliates, Apollo Investment Management, L.P. ("AIM"), our investment sub-adviser, and Apollo Global Management, LLC, and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates that could result in actions that are not in your best interests. We may be obligated to pay CIM incentive compensation even if we incur a net loss due to a decline in the value of our portfolio. There may be conflicts of interest related to obligations CIM’s and AIM’s respective senior management and investment teams have to other clients. Our base management and incentive fees may induce CIM to make, and AIM to recommend, speculative investments or incur leverage. The compensation we pay to CIM was determined without independent assessment on our behalf, and these terms may be less advantageous to us than if they had been the subject of arm’s-length negotiations. This is a “best efforts” offering and, if we are unable to raise substantial funds, then we will be more limited in the number and type of investments we may make and the value of your investment in us may be reduced in the event our assets underperform. Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it will be difficult for you to sell your shares. Beginning with the first calendar quarter following the one-year anniversary of the date on which we meet our minimum offering requirement, we intend to offer to repurchase your common stock on a quarterly basis. As a result, you will have limited opportunities to sell your common stock and, to the extent shareholders are able to sell their common stock under the program, you may not be able to recover the amount of your investment in our common stock.

CĪON Risks

We will be exposed to risks associated with changes in interest rates. In addition, changes in interest rates may affect our cost of capital and net investment income. If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Borrowed money may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders, and result in losses. We intend to qualify as a RIC but may fail to do so. Such failure would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance. As a result of the annual RIC distribution requirement, we may need to raise cash or borrow to fund new investments. These sources of funding may not be available to us on acceptable terms, if at all. We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income. The net asset value of our common stock may fluctuate significantly. See “Risk Factors” and the other information included in the prospectus for a discussion of factors you should carefully consider before deciding to invest in shares of our common stock. PLEASE INDICATE YOUR AGREEMENT TO AND ACCEPTANCE OF THE FOREGOING BY CLICKING THE "I ACCEPT" BUTTON BELOW: I Accept I Decline ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016.

CĪON Investment Corporation

ABOUT CION ABOUT BDCS THE FUND INVESTOR RELATIONS CONTACT US Prospectus & Marketing To access a copy of the CION Corporation Prospectus or Investor Brochure, please click on the prospectus image to the right or on the "download now" link below. Download Now » A Middle Market Loan Fund Structured As A Business Development Company CION Investment Corporation (“CION”) company, is a non-traded business development company, or BDC, that primarily invests in the debt or equity capital of private, U.S. middle-market companies, which we define as companies with annual EBITDA of $50 million or less. CION's income and, to a lesser extent, capital appreciation for its investors. Recent News CION Investment Corporation files registration statement » Financial Advisor Login Username: Password: Log in Are you an Investor? Financial Advisors-DST Vision Need Access? This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36thFloor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. Created by All the Marketing Agency CMDS rights reserved. | Terms of Use Created by the Marketing Agency CMDS

Adviser

Home > About > Adviseor CION Download the Prospectus Adviser CION’s adviser, CION Investment Management, LLC ("CIM"), registered investment adviser. CIM an ICON Investments management of CION’s activities and is responsible for making investment decisions for CION’s investment portfolio. Founded in 1985, ICON is a leading provider of innovative alternative investment products to individual and institutional investors through publicly-registered programs, private funds and separately managed accounts. ICON and its affiliates have managed investments for more than 56,000 investors and made approximately $4.3 billion in total investments. ICON, with 128 employees, is headquartered in New York, with offices in Boston, Tulsa, London and Singapore. Learn about the Sub-Adviser This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36thFloor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. | Terms of Use Created by the Marketing Agency CMDS

Sub-Adviser

Home > About > Sub-Adviser CION Download the Prospectus Sub-Adviser Apollo Global Management, LLC and its subsidiaries(“Apollo”), founded in 1990, is one of the world’s largest alternative investment managers. Apollo employs a value-oriented investment philosophy to invest and manage funds on behalf of some of the world’s most prominent pension and endowment funds as well as other institutional and individual investors. Apollo Investment Management, L.P. ("AIM"), a subsidiary of Apollo, will act as years of experience, to identify investment opportunities and make investment recommendations for the portfolio. Apollo currently has approximately $105 billion of assets under management and 616 employees in nine offices around the world*. * As of June 30, 2012. Please refer to Apollo's latest periodic reports, which are publicly available at www.sec.gov, for the definition of "Assets Under Management" or "AUM." Learn about the Management Team This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36thFloor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. | Terms of Use Created by the Marketing Agency CMDS

Management Team

Management Team

ABOUT CĪON | ABOUT BDCS | THE FUND | INVESTOR RELATIONS | CONTACT US

CĪON

Financial Advisor Login
Username: Password:
Log in
Are you an Investor? Financial Advisors-DST Vision Need Access?

Home > About CĪON > Management Team
Download the Prospectus

Management Team

Mark Gatto, Co-Chairman, Co-Chief Executive Officer and Co-President

Mr. Gatto serves as Co-Chairman, Co-Chief Executive Officer and Co-President of CĪON Investment Corporation. He joined ICON in 1999 and was previously Executive Vice President and Chief Acquisitions Officer from May 2007 to January 2008. Mr. Gatto was formerly Executive Vice President - Business Development from February 2006 to May 2007 and Associate General Counsel from November 1999 through October 2000. Before serving as Associate General Counsel, Mr. Gatto was an attorney with Cella & Goldstein in New Jersey, concentrating on commerical transactions and general litigation matters. From November 2000 to June 2003, Mr. Gatto was Director of Player Licensing for the Topps Company and, in July 2003, he co-founded ForSport Enterprises, LLC, a specialty business consulting firm in New York City, and served as its managing partner before re-joining our Investment Manager in 2005. Mr. Gatto received an M.B.A. from the W. Paul Stillman School of Business at Seton Hall University, a J.D. from Seton Hall University School of Law, and a B.S. from Montclair State University.

Michael A. Reisner, Co-Chairman, Co-Chief Executive Office and Co-President

Mr. Reisner serves as Co-Chairman, Co-Chief Executive Offier and Co-President of CĪON Investment Corporation. He joined ICON in 2001. Mr. Reisner was formerly Chief Financial Officer from January 2007 through April 2008. Mr. Reisner was also formerly Executive Vice President - Acquisitions from February 2006 through January 2007. Mr. Reisner was Senior Vice President and General Counsel from January 2004 through January 2006. Mr. Reisner was Vice President and Associate General Counsel from March 2001 until December 2003. Previously, from 1996 to 2001, Mr. Reisner was an attorney with Brodsky Altman & McMahon, LLP in New York, concentrating on commercial transactions. Mr. Reisner received a J.D. from New York Law School and a B.A. from the University of Vermont.

Sean Connor, Managing Director

Sean Connor, Managing Director of CĪON Investment Corporation. He joined ICON in May 2005 as an Associate. In July 2007, he was promoted to Assistant Vice President, in February 2008 he was promoted to Vice President, and in May 2009 he was promoted to Senior Director. During his tenure at ICON, Mr. Connor has helped source, negotiate and execute in excess of $1.1 billion of transactions in various industries across North America, Europe and Asia. Mr. Connor received a B.A. in Economics from Columbia University.

Keith S. Franz, Managing Director and Chief Financial Officer

Keith S. Franz, Managing Director and Chief Financial Officer of CĪON Investment Corporation. He joined ICON in March 2009 as a Vice President of Accounting and Finance. Mr. Franz was previously a Senior Manager at Smart & Associates LLP from December 2008 until March 2009 and the Vice President of Corporate Finance for Audiovox Corporation from August 2004 to November 2008. Prior to Audiovox, from September 1991 through August 2004, Mr. Franz was employed by Ernst & Young LLP, rising to the level of Senior Audit Manager. Mr. Franz received a B.A. from Binghamton University and is a certified public accountant.

Harry Giovani, Managing Director and Chief Credit Officer

Harry Giovani, Managing Director and Chief Credit Officer of CĪON Investment Corporation. He joined ICON in April 2008. Most recently, from March 2007 to January 2008, Mr. Giovani was Vice President for FirstLight Financial Corporation, responsible for underwriting and syndicating middle-market leveraged loan transactions. Previously, from April 2004 to March 2007, he worked at GE Commercial Finance, initially as an Assistant Vice President in the Intermediary Group, where he was responsible for executing middle-market transactions in a number of industries including manufacturing, steel, paper, pharmaceutical, technology, chemicals and automotive, and later as a Vice President in the Industrial Project Finance Group, where he originated highly structured project finance transactions. Mr. Giovani started his career in 1997 at Citigroup's Citicorp Securities and CitiCapital divisions, where he spent six years in a variety of roles of increasing responsibility including underwriting, origination and strategic marketing/business development. Mr. Giovani graduated from Cornell University in 1996 with a B.S. in Finance.

Joel S. Kress, Senior Managing Director

Management Team

Joel S. Kress, Senior Managing Director of CĪON Investment Corporation. He joined ICON in 2005 as Vice President and Associate General Counsel. In 2006, he was promoted to Senior Vice President and General Counsel, and in 2007, was promoted to Executive Vice President — Business and Legal Affairs at ICON. Prior to joining ICON, Mr. Kress was an attorney from 2001 to 2005, with Fried, Frank, Harris, Shriver & Jacobson LLP in New York and London, England, concentrating on mergers and acquisitions, corporate finance and financing transactions (including debt and equity issuances) and private equity investments. Mr. Kress received a J.D. from Boston University School of Law and a B.A. from Connecticut College.

Michael R. Manley, General Counsel, Chief Compliance Officer and Secretary

Michael R. Manley, General Counsel, Chief Compliance Officer and Secretary of CĪON Investment Corp., joined ICON in October 2011 as Senior Vice President. Prior to joining ICON, Mr. Manley served as the Chief Compliance Officer of Plainfield Direct LLC from May 2007 to September 2011, a BDC managed by Plainfield Asset Management LLC ("PFAM"). From 2010 to 2011, Mr. Manley held various positions at Plainfield, and most recently including Managing Director of PFAM and Co-General Counsel, Chief Compliance Officer and Secretary of Plainfield Direct LLC. From August 2002 to April 2007, Mr. Manley served as President of PartMiner, Inc., a leading provider of information and procurement services to the global electronics, defense/aerospace, telecommunications, and medical devices industries. Mr. Manley joined PartMiner in May of 1999 as its Vice President and General Counsel. From 1999 to 2007, Mr. Manley held various positions with the company and served as PartMiner's General Counsel from May 1999 to June 2006. From April 1993 to May 1999, Mr. Manley was an attorney with the law firm of Gould & Wilkie LLP, now known as Thompson Hine L.L.P., where he was responsible for building the firm's new media and internet practice. Mr. Manley received a B.A. from Yale College and a J.D. from the Fordham School of Law.

Learn more about the Board of Directors

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. ***All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering.*** *No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense.*

ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CĪON Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016.

Copyright © 2012 CĪON Investment Corporation. All rights reserved. | Terms of Use

Created by the Marketing Agency CMDS

Board of Directors

ABOUT CĪON | ABOUT BDCS | THE FUND | INVESTOR RELATIONS | CONTACT US

CĪON

Financial Advisor Login

Username: Password:

Log in

Are you an Investor? Financial Advisors-DST Vision Need Access?

Home > About CĪON > Board of Directors Download the Prospectus

Interested Directors

Michael A. Reisner
Mark Gatto
Co-Chairmen, Co-Presidents and Co-Chief Executive Officers of CĪON Investment Corporation

Independent Directors

Robert A. Breakstone

Mr. Breakstone has been the President and Chief Executive Officer of Landmark International Group, Inc., an independent consulting firm providing business development, financial, information technology, and marketing services to major corporations and start-up entrepreneurial ventures, since 1995. Previously, Mr. Breakstone served as Executive Vice President and Chief Operating Officer at GTECH Corporation, a provider of technology-based gaming systems and services, from 1988 to 1995, where he took the firm private in a leveraged buyout and then public again later in an initial public offering. Prior to GTECH, he was President and Chief Executive Officer at Health-tex, Inc., a leading marketer and retailer of children's apparel, from 1985 to 1988, where he led a management buyout of the firm from Chesebrough Ponds' Inc., where he served as Group Vice President and served on the Executive Committee and Board of Directors from 1974 to 1985. Prior to Chesebrough, Mr. Breakstone was a Group Executive with the Chase Manhattan Bank N.A. from 1970 to 1974, where he managed major corporate, domestic and international banking divisions. From 1967 to 1970, he was Vice President and Chief Financial Officer of Systems Audits, Inc., a management consulting firm providing information technology services to the financial industry. Mr. Breakstone also served on the board of directors of By Design International Ltd., a private, for-profit designer and marketer of women's apparel and on the advisory board of Hoffinger Industries, Inc., a leader in the above-ground pool/filtration industry. In addition to his prior service as a member of the board of Chesebrough-Ponds', Mr. Breakstone also served on the board of directors of OSF, Inc., a Canadian publicly traded company, from 1996 to 1998 where, as a member of an independent special committee, he was responsible for selling the company to a US-based financial entity. Mr. Breakstone served as an Adjunct Professor at the Graduate School of Business at Mercy College from 1999 to 2008. From 1963 to 1967, Mr. Breakstone was an adjunct professor at New York University. In addition, from 1967 to 1969, Mr. Breakstone was an Adjunct Assistant Professor at Pace University. Mr. Breakstone's degrees include a B.S. in Mathematics and an M.B.A. from the City College of New York. Mr. Breakstone has extensive operating experience in both public and private companies in a variety of industries and has served as a member of various boards.

James J. Florio

Governor Florio is a founding partner of Florio Perrucci Steinhardt and Fader, which was founded in 1996 as Florio & Perrucci. In that capacity, he is the chair of the firm's Environmental Group as well as the Government and Regulatory Affairs Group. Governor Florio served as the Governor of New Jersey from 1990 through 1994 and served in the U.S. House of Representatives from 1974 through 1990. He also served three terms in the New Jersey General Assembly from 1969 through 1974. From 1967 through 1973, he was an attorney in private practice in Camden County and also served as a lawyer for various local municipalities. Governor Florio served as Chairman of the Board of Directors of the Federal Home Loan Bank of New York from 1996 through 2001 and as Chairman of The Pinelands Commission in New Jersey, which was formed to preserve, protect, and enhance the natural and cultural resources of the Pinelands National Reserve, from 2002 through 2005. Since 2009, Governor Florio has served on the Board of Directors of the New Jersey Health Care Quality Institute. Governor Florio received his Juris Doctorate from Rutgers University Law School in Camden. He graduated magna cum laude from Trenton State College and attended graduate school at Columbia University, where he received a Woodrow Wilson Fellowship. Since 1994, Governor Florio has been a University Professor for Public Policy and Administration at the Edward J. Bloustein School at Rutgers, The State University of New Jersey. Governor Florio holds numerous honorary degrees and was the 1993 recipient of the Profile in Courage Award by the John F. Kennedy Library Foundation. Governor Florio has a distinguished record of public service as a member of the U.S. House of Representatives and as the Governor of the State of New Jersey.

Aron I. Schwartz Mr. Schwartz is the founder of Constructivist Capital, LLC, a firm working with hedge funds and family offices to pursue attractive investment opportunities. Mr. Schwartz was previously Managing Director of Fenway Partners, a leading middle market private equity firm based in New York, from 1999 to 2011. From 1997 to 1999, Mr. Schwartz was an associate in the Financial Entrepreneurs Group of Salomon Smith Barney, where he worked on a variety of financings and advisory assignments. Mr. Schwartz serves on the board of directors of 1-800 Contacts, Inc. He previously served on the board of directors of a number of companies, including Commonwealth Laminating & Coating, Inc., Easton Bell Sports, Inc., FastFrate Holdings, Inc., Gallery Corp., MW Manufacturers, Inc., National Loan Investors, LLC, Refrigerator Holdings, Inc., and Sleep Country USA, Inc. In addition, Mr. Schwartz currently serves on the board of directors of the Open Road Foundation, which is committed to supporting certain members of the transportation and logistics industry. Mr. Schwartz, a Certified Management Accountant, received his J.D. and M.B.A with honors from U.C.L.A. and his B.A. and B.S.E. cum laude from the Wharton School at the University of Pennsylvania. Mr. Schwartz has extensive experience in the finance and private equity industries and has served as a member of the board of directors of various public and private companies in a variety of industries. Learn about BDCs This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

What is a BDC?

Home > About BDCs > What is a BDC? Download the Prospectus What is a BDC? A Business Development Company (“BDC”) is a type of closed-end fund that elects to be treated as a business development company under the Investment Company Act of 1940. As such, BDCs are subject to certain provisions of the 1940 Act, as well as the Securities Act of 1933, or the Securities Act, and the Securities Act of 1934, or the Exchange Act. BDCs make investments in private or thinly-traded public companies in the form of debt or equity capital, with the goal of generating current income and/or capital growth. BDCs can be internally or externally managed and qualify to elect to be treated as RICs for federal tax purposes. BDCs are investment vehicles that allow every day investors the opportunity to invest primarily in the debt or equity capital of middle market companies*. This investment strategy predominantly only been has to institutional and high net worth individuals available BDCs, such as CION through Investment Corporation, afford qualified investors the opportunity to invest in this segment of the economy with the benefit of increased transparancy and governance of a public investment. Non-traded BDCs may be considered an Alternative Investment Financial planners generally recommend that investors hold a diversified investment portfolio, including traditional investments, such as stocks, bonds and mutual funds, and alternative investments, such as non-traded BDCs. An investment in a non-traded BDC may be regarded as an alternative investment and the appropriate proportion of an investor’s wealth portfolio that should be allocated to alternative investments will vary from investor to investor based on individual investment objectives, liquidity needs and risk tolerance. Learn more about BDC Characteristics *The definition of middle market companies CION defines the middle market varies from sponsor to as companies sponsor. less. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in a non-traded BDC is not suitable for all investors. Investing in a non-traded BDC is considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. Because shares are not listed on a securities exchange and no secondary market is expected to develop, it will be difficult to sell shares of a non-traded BDC. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36thFloor, New York, NY 10016.

BDC Characteristics

Home > About BDCs > BDC Characteristics Download the Prospectus BDC Characteristics TRANSPARANCY AND GOVERNANCE Regular SEC filings (10-Q, 10-K, 8-K, etc.) Quarterly NAV publication Board of Directors, a majority of whom must be independent LIMITED LEVERAGE(1) Leverage restricted by regulation Strategic leverage to potentially enhance returns TAX BENEFITS, IF TREATED AS A RIC(2) Minimal corporate taxation At least 90% of net investment income is distributed 1099 tax statements PARTICIPATING IN AN ALTERNATIVE INVESTMENT(3) Generally little to no correlation to listed stock or bond markers Potential hedge against inflation Portfolio diversification Leading global alternative investment managers (1) If we borrow money, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Borrowed money may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders, and result in losses. (2) In the unlikely circumstance that CION does not qualify as a RIC, it would subject CION to federal income taxes on all of its income, resulting in an adverse effect on its financial performance. (3) Alternative investments may not be suitable for some investors. They are typically illiquid and are considered long term investments. Learn more about CION's investment strategy

BDC Characteristics

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in a non-traded BDC is not suitable for all investors. Investing in an non-traded BDC is considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. Because shares are not listed on a securities exchange and no secondary market is expected to develop, it will be difficult to sell shares of a non-traded BDC. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36thFloor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

Investment Strategy

Home > The Fund > Investment Strategy Download the Prospectus What is CION? CION was formed as an externally managed, non-diversified closed end management secured loans, and to a lesser extent, second lien loans and mezzanine As such, loans we refer of as a middle market loan fund that is structured as a BDC and intends to be taxed as a RIC. CION's Investment Objective CION's Investment Objective is to generate current income and, to a lesser Investment Strategy Investing in the Middle Market (1) The U.S. middle market is a large and vital part of both the American and global economy. It is comprised of approximately 195,000 businesses that employ approximately 41 million people and generate more than $9 trillion of gross revenues annually. In fact, if the U.S. middle market were its own economy, its GDP would rank 4th in the world, trailing only the United States, China and Japan. Target Companies CION intends middle-market to target U.S. (EBITDA companies $50 million or less) with experieneced management of competitive positions and potential for capital growth. Investing in Secured Loans of Target Companies CION intends to focus primarily on investments in senior secured loans, which investments in a company. This is because senior secured loans typically have a first claim on a company’s property, plant, equipment, inventory and cash flows.(2)

Investment Strategy

SENIOR SECURED LOANS SECOND LIEN LOANS SUBORDINATED DEBT/MEZZANINE LOANS EQUITY AND EQUITY-RELATED SECURITIES LOWER RISK HIGHER RISK (1) According to GE Capital 2011 National Middle Market Summit Report. GE defines middle-market companies as those with $10 million - $1 billion in annual revenue, which we believe has significant overlap with CION's definition of the middle-market (companies with EBITDA of $50 (2) Although senior secured loans may carry the least amount of risk amongst the capital structure, it should not be misconstrued as carrying no risk at all. View CION's Offering Profile This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. CION Investment Management, LLC, a registered investment adviser, is the company. Hardcopies of the prospectus may be obtained by contacting ICON Securities Corp. at 800.435.5697. Please read the CION prospectus carefully prior to making any investment described therein. Note: To invest in CION, an investor must have either (i) a net worth (not annual gross income of at least $70,000, or (ii) a net worth (not including home, home furnishings, and personal automobiles) of at least $250,000. Some states may impose different suitability standards. Please consult the prospectus for details. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

Offering Profile

Home > The Fund > Offering Profile Download the Prospectus Offering Profile CION Investment Corporation (“CION”) is a non-diversified closed-end management Company under the Investment Company Act of 1940. As CION offers such, we refer qualified investors to CION as invest primarily in the senior secured debt of private U.S. middle-market companies Investment Management, LLC, an ICON Investments company– and its sub-adviser - Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager. INVESTMENT OBJECTIVE:1 OFFERING TYPE: OFFERING SIZE: OFFERING PRICE PER SHARE: MINIMUM INVESTMENT: SUITABILITY STANDARDS: DISTRIBUTION PAYMENT SCHEDULE:2 DISTRIBUTION REINVESTMENT PLAN: INVESTOR SHARE REPURCHASE PROGRAM:3 EXIT STRATEGY:4 Current income and to a lesser extent, capital appreciation Business Development Company $1,000,000,000 Initial price of $10.00 per Share/$9.30 per share through Registered Investment Advisers $5,000 Generally, an investor must meet either of the following requirements: a net worth (not including home, home furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000 or a net worth (not including home, home furnishings and personal automobiles) of at least $250,000. Further suitability standards are set forth prospectus. in CION's Paid monthly, as declared Investors can repurchase shares at 95% of the share price immediately following the distribution date Quarterly share repurchases beginning 12 months after the minimum offering requirement is met. Up to 15% of the weighted average number of shares during any calendar year of 3.75% per quarter, may be repurchased at 90% of the current offering price Intends to complete a liquidity event within three to five years following completion of the offering. Such an event could include: a listing of CION's common stock on a national securities exchange; the sale of all or substantially all of CION’s assets either on a

Offering Profile

complete portfolio basis or individually followed by a liquidation; or a merger or another transaction approved by CION’s board of directors in which CION's shareholders will receive cash or securities of a publicly-traded company. 1. In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. 2. While we intend to make monthly distributions, there can be no assurance that monthly distributions will be made, if such distributions are made at all. 3. Share repurchase program will be implemented beginning on the first calendar offering requirement. 4. Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it will be difficult for you to sell your shares. All fees, expenses and obligations will affect net cash from operations, which is further detailed in the prospectus. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. CION Investment Management, LLC, a registered investment adviser, is the investment company. Hardcopies of the prospectus may be obtained by contacting ICON Securities Corp. at 800.435.5697. Please read the CION prospectus carefully prior to making any investment described therein. Note: To invest in CION, an investor must have either (i) a net worth (not annual gross income of at least $70,000, or (ii) a net worth (not including home, home furnishings, and personal automobiles) of at least $250,000. Some states may impose different suitability standards. Please consult the prospectus for details. ICON Securities Corp., member FINRA/ SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved Created by the Marketing Agency CMDS

Current Portfolio

Home > The Fund > Current Portfolio Download the Prospectus Current Portfolio There are currently no investments in CION Investment Corporation. Information concerning representative portfolio holdings and industry/sector concentration is as of the date indicated. Portfolios holdings are subject to change. There can be no assurance that additional similar holdings will be available to CION CION seeks to diversify its holdings across industries, there can be no assurance against losses. Investments illustrated do not include cash balances or money market investments. Learn more about the Investor Relations Department This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. CION Investment Management, LLC, a registered investment adviser, is the investment company. Hardcopies of the prospectus may be obtained by contacting ICON Securities Corp. at 800.435.5697. Please read the CION prospectus carefully prior to making any investment described therein. Note: To invest in CION, an investor must have either (i) a net worth (not annual gross income of at least $70,000, or (ii) a net worth (not including home, home furnishings, and personal automobiles) of at least $250,000. Some states may impose different suitability standards. Please consult the prospectus for details. ICON Securities Corp., member FINRA/ SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

Team

Home > Investor Relations > Team Download the Prospectus Team The Investor Relations Department is a client-focused, investors. This team is knowledgeable team of information and assistance for any individual account related question. Investor Relations Department 100 Grossman Drive, Suite 301 Braintree, MA 02184 Toll Free: (800) 343-3736 Toll Free: (888) 729-4266 Fax: (781) 380-8788 Hours of Operations: Monday - Friday, 8:30 A.M - 6:00 P.M. EST Access SEC filings This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

SEC Filings

Home > Investor Relations > SEC Filings Download the Prospectus SEC Filings CION filings will be added here via XBRL. There is currently no content available Access important CION forms This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

Forms

Forms Transfer on Death Beneficiary Agreement Form Change of Distribution Form Download Now » Download Now » Change of Address Form Direct Deposit Form Download Now » Download Now » Access corporate governance information

Forms

This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

Corporate Governance

Home > Investor Relations > Corporate Governance Download the Prospectus Corporate Governance Code of Ethics Audit Committee Charter Nominating and Corporate Governance Committee Charter Access updated news on CION Investment Corporation This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

News

Home > Investor Relations > News Download the Prospectus News CION Investment Corporation, an ICON Investment Group Public Offering and Notice of Intent to Be Treated as a Business Development Company A registration statement relating to these securities has been filed with the Securities and Exchange Commission, but has not yet become effective. The information in the preliminary prospectus is not complete and may be changed. These securities may not be sold, nor may offers to buy be accepted, until the registration statement is effective. The preliminary prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state or jurisdiction where the offer or sale is not permitted or would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The offering will be made only by means of a prospectus. A written preliminary prospectus related to the offering may be obtained, when available, from the dealer-manager of the offering, ICON Securities Corp. d/b/a ICON Investments, located at 3 Park Avenue, 36th Floor, New York, NY 10016, Attention: Douglas Crossman, 1-800-511-4266 or dcrossman@iconinvestments.com. The registration statement can be accessed through the SEC's website. Contact CION This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the dealer-manager for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

Information

Home > Contact Us > Information Download the Prospectus Contact Us Today! Prospective Investors: For more information, we encourage prospective investors to contact their financial advisor, as we do not sell investments directly. Investors are advised to consider the investment objective, risks, fees and expenses of CION Investment Corporation not an offer to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted. The prospectus should be read carefully by an investor before investing. Current Investors: Current investors may click here (DST FanWeb) to access their investment information. If you would like to speak to a member of the Investor Relations Team regarding your question, please call 800.343.3736 or ir@cionim.com. Financial Advisors: For Financial Advisors looking to learn more about ICON Investments' products, please contact our National Sales Desk at 800.435.5697. To find your regional Representative, please access theICON Securities territory map though the financial advisor section of this website. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

Prospectus and Marketing

Home > Prospectus and Marketing Download the Prospectus Prospectus & Marketing CION Investment Corporation CION Investment Corporation Brochure Prospectus* Download Now » (To be used in conjunction with a prospectus) Download Now » *As 10/17/2012, CION is not currently of Alabama, Arkansas, Maryland, available to residents of Tennessee, and Texas. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. CION Investment Management, LLC, a registered investment adviser, is the company. Hardcopies of the prospectus may be obtained by contacting ICON Securities Corp. at 800.435.5697. Please read the CION prospectus carefully prior to making any investment described therein. Note: To invest in CION, an investor must have either (i) a net worth (not annual gross income of at least $70,000, or (ii) a net worth (not including home, home furnishings, and personal automobiles) of at least $250,000. Some states may impose different suitability standards. Please consult the prospectus for details. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36thFloor, New York, NY 10016.

Investment Strategy

Home > The Fund > Investment Strategy Download the Prospectus What is CION? CION was formed as an externally managed, non-diversified closed end management secured loans, and to a lesser extent, second lien loans and mezzanine As such, loans we refer of as a middle market loan fund that is structured as a BDC and intends to be taxed as a RIC. CION's Investment Objective CION's Investment Objective is to generate current income and, to a lesser Investment Strategy Investing in the Middle Market (1) The U.S. middle market is a large and vital part of both the American and global economy. It is comprised of approximately 195,000 businesses that employ approximately 41 million people and generate more than $9 trillion of gross revenues annually. In fact, if the U.S. middle market were its own economy, its GDP would rank 4th in the world, trailing only the United States, China and Japan. Target Companies CION intends middle-market to target U.S. (EBITDA companies $50 million or less) with experieneced management of competitive positions and potential for capital growth. Investing in Secured Loans of Target Companies CION intends to focus primarily on investments in senior secured loans, which investments in a company. This is because senior secured loans typically have a first claim on a company’s property, plant, equipment, inventory and cash flows.(2)

Investment Strategy

SENIOR SECURED LOANS SECOND LIEN LOANS SUBORDINATED DEBT/MEZZANINE LOANS EQUITY AND EQUITY-RELATED SECURITIES LOWER RISK HIGHER RISK (1) According to GE Capital 2011 National Middle Market Summit Report. GE defines middle-market companies as those with $10 million - $1 billion in annual revenue, which we believe has significant overlap with CION's definition of the middle-market (companies with EBITDA of $50 (2) Although senior secured loans may carry the least amount of risk amongst the capital structure, they should not be misconstrued as carrying no risk at all. For example, there is a risk that the collateral securing our loans may decrease in value. View CION's Offering Profile This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. CION Investment Management, LLC, a registered investment adviser, is the company. Hardcopies of the prospectus may be obtained by contacting ICON Securities Corp. at 800.435.5697. Please read the CION prospectus carefully prior to making any investment described therein. Note: To invest in CION, an investor must have either (i) a net worth (not annual gross income of at least $70,000, or (ii) a net worth (not including home, home furnishings, and personal automobiles) of at least $250,000. Some states may impose different suitability standards. Please consult the prospectus for details. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS

SEC Filings

Home > Investor Relations > SEC Filings Download the Prospectus SEC Filings CION filings to be added. There is currently no content available for this section Access important CION forms This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. Such an offering is made only by means of a prospectus. All sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the Securities and Exchange Commission, the Attorney General of the State of New York, nor any other state securities commission has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense. ICON Securities Corp., member FINRA/SIPC, serves as the distributor for CION Investment Corporation. Our office is located at 3 Park Avenue, 36th Floor, New York, NY 10016. Copyright c 2012 CION Investment Terms of Use Corporation. All rights reserved. Created by the Marketing Agency CMDS